Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2016
Retirement Class | State Farm International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM INTERNATIONAL INDEX FUND (RIIOX) (RIITX) (RIIHX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Farm International Index fund (the “International Index Fund” or the “Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the MSCI Europe, Australasia, and Far East Free Index (“EAFE Free Index”).
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2017, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver in the first year, and the Total Annual Fund Operating Expenses for periods thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in stocks of companies that are included in the EAFE Free Index in a manner that is expected to approximate the performance of the EAFE Free Index, the benchmark index. The EAFE Free Index is a capitalization-weighted index that currently includes stocks of companies located in 15 European countries, Australia, Israel, New Zealand, Hong Kong, Japan and Singapore. Under normal operating conditions, the Fund seeks to invest at least 90% of its net assets in stocks that are represented in the EAFE Free Index and will at all times invest a substantial portion of its total assets in such stocks. The Fund will invest in stocks that are represented in the EAFE Free Index in weights that approximate the relative composition of the securities contained in the index.

		The sub-adviser to the Fund may sell securities to reflect security changes within the index or to balance the portfolio to the index. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or another government agency. An investor in the Fund is subject to the following types of risks:
  Equity Securities Risk.    Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.
  Market Risk.    Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.
  Foreign Investing Risk.    Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. Some foreign markets are considered to be emerging market countries. Investments in these countries subject the Fund to a greater risk of loss than investments in a developed country. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market.
  Management Risk.    The assessment by the Fund's investment adviser or sub-adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
  Index Fund Risk.    An index fund has operating and other expenses, while an index does not. As a result, while the Fund will attempt to track its benchmark index as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, that fund will perform poorly when the index performs poorly.
  Indexing Risk.    This Fund attempts to match the performance of a securities market index, but there is no guarantee that this Fund will succeed in its attempt to match such performance.
  Security Selection Risk.    Because securities market indices are developed by persons unrelated to the Fund, the Manager or to the Fund's sub-adviser, the Fund may hold stocks in companies that present risks that the Manager or the Fund's sub-adviser researching individual stocks might avoid.
		An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-447-4930
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.statefarm.com/finances/mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 25.40%, during the second quarter of 2009. Worst quarter: -20.33%, during the third quarter of 2011.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2015)
Retirement Class | State Farm International Index Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.15%
Distribution [and/or Service] (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.17%	[1]
After 1 year	rr_ExpenseExampleYear01	$ 119
After 3 years	rr_ExpenseExampleYear03	376
After 5 years	rr_ExpenseExampleYear05	652
After 10 years	rr_ExpenseExampleYear10	$ 1,441
2006	rr_AnnualReturn2006	24.45%
2007	rr_AnnualReturn2007	9.28%
2008	rr_AnnualReturn2008	(42.69%)
2009	rr_AnnualReturn2009	27.49%
2010	rr_AnnualReturn2010	6.21%
2011	rr_AnnualReturn2011	(13.19%)
2012	rr_AnnualReturn2012	17.13%
2013	rr_AnnualReturn2013	19.97%
2014	rr_AnnualReturn2014	(6.65%)
2015	rr_AnnualReturn2015	(2.05%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.33%)
1-Year	rr_AverageAnnualReturnYear01	(2.05%)
5-Year	rr_AverageAnnualReturnYear05	2.21%
10-Year	rr_AverageAnnualReturnYear10	1.64%
Retirement Class | State Farm International Index Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.15%
Distribution [and/or Service] (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.97%	[1]
After 1 year	rr_ExpenseExampleYear01	$ 99
After 3 years	rr_ExpenseExampleYear03	313
After 5 years	rr_ExpenseExampleYear05	545
After 10 years	rr_ExpenseExampleYear10	$ 1,211
1-Year	rr_AverageAnnualReturnYear01	(1.72%)
5-Year	rr_AverageAnnualReturnYear05	2.43%
10-Year	rr_AverageAnnualReturnYear10	1.85%
Retirement Class | State Farm International Index Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.15%
Distribution [and/or Service] (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.67%	[1]
After 1 year	rr_ExpenseExampleYear01	$ 68
After 3 years	rr_ExpenseExampleYear03	219
After 5 years	rr_ExpenseExampleYear05	382
After 10 years	rr_ExpenseExampleYear10	$ 857
1-Year	rr_AverageAnnualReturnYear01	(1.53%)
5-Year	rr_AverageAnnualReturnYear05	2.73%
10-Year	rr_AverageAnnualReturnYear10	2.16%
Retirement Class | State Farm International Index Fund | EAFE Free Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(0.81%)
5-Year	rr_AverageAnnualReturnYear05	3.60%
10-Year	rr_AverageAnnualReturnYear10	3.03%

[1]	The expense information in the table has been restated to reflect current fees.